UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

REX BKCM ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

EXCHANGE LISTED FUNDS TRUST TABLE OF CONTENTS	May 31, 2018 (Unaudited)

REX BKCM ETF
Schedule of Investments	1
Summary of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Disclosure of Fund Expenses	17
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	18

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.rexshares.com/BKC/. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective.  The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance.  Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account.  However, shares are not individually redeemable directly from the Fund.  The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

REX BKCM ETF SCHEDULE OF INVESTMENTS	As of May 31, 2018 (Unaudited)

Number of Shares		Value ($)
COMMON STOCKS – 100.0%
	CANADA – 2.9%
94,000	Hive Blockchain Technologies Ltd.*	86,232
655	Shopify, Inc.*	96,999
		183,231
	GERMANY – 0.8%
420	SAP S.E. - ADR	47,372

	JAPAN‡ – 25.7%
5,000	Digital Garage, Inc.	209,858
22,500	GMO internet, Inc.	603,479
31,000	Monex Group, Inc.	184,325
6,500	Nexon Co., Ltd.*	107,750
27,000	Rakuten, Inc.	181,814
7,500	SBI Holdings, Inc.	205,302
26,500	Yahoo Japan Corp.	96,590
		1,589,118
	SOUTH KOREA – 5.8%
1,820	Kakao Corp.	174,749
2,050	Samsung Electronics Co., Ltd.	96,419
2,130	Shinhan Financial Group Co., Ltd. - ADR	87,841
		359,009
	TAIWAN – 14.6%
50,000	Global Unichip Corp.	425,546
12,425	Taiwan Semiconductor Manufacturing Co., Ltd. ‐ ADR	480,847
		906,393
	UNITED STATES – 50.2%
15,714	Advanced Micro Devices, Inc.*	215,753
1,800	Cboe Global Markets, Inc.	175,608
1,210	CME Group, Inc.	197,109
5,979	GAIN Capital Holdings, Inc.	49,207
785	Goldman Sachs Group, Inc.	177,316
1,330	International Business Machines Corp.	187,942
1,975	Metropolitan Bank Holding Corp.*	100,844
3,605	Micron Technology, Inc.*	207,612
495	Microsoft Corp.	48,926
755	NVIDIA Corp.	190,404
1,020	Oracle Corp.	47,654
13,217	Overstock.com, Inc.*	441,778
565	Red Hat, Inc.*	91,767
3,320	Seagate Technology PLC	187,082
Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,465	Square, Inc. - Class A*	201,836
1,565	SVB Financial Group*	488,484
4,835	Western Union Co.	96,168
		3,105,490
	TOTAL COMMON STOCKS
	(Cost $6,244,900)	6,190,613

	SHORT-TERM INVESTMENTS – 0.0%
896	Invesco Government & Agency Portfolio – Institutional Shares, 1.64%#	896
	SHORT-TERM INVESTMENTS
	(Cost $896)	896

	TOTAL INVESTMENTS – 100.0%
	(Cost $6,245,796)	6,191,509
	Liabilities in Excess of Other Assets – 0.0%	(538)
	TOTAL NET ASSETS – 100.0%	$6,190,971

*     Non-income producing security.

‡    Please see Note 6 for more information about geographic investment and other risks.

#    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

REX BKCM ETF SUMMARY OF INVESTMENTS	As of May 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	37.7%
Communications	35.5%
Financial	20.6%
Consumer, Non-cyclical	6.2%
Total Common Stocks	100.0%
Short-Term Investments	0.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2018 (Unaudited)
REX BKCM ETF
Assets:
Investments, at value (Cost $6,245,796)	$6,191,509
Dividends and interest receivable	1,268
Reclaims Receivable	32
Total Assets	6,192,809

Liabilities:
Advisory fee payable	1,838
Total Liabilities	1,838

Net Assets	$6,190,971

Net Assets Consist of:
Capital	$6,245,720
Accumulated undistributed net investment income (loss)	(338)
Accumulated net realized gain (loss) on foreign currency transactions	(124)
Net unrealized appreciation (depreciation) on investments	(54,287)
Net Assets	$6,190,971

Net Assets	$6,190,971
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001
Net Asset Value, Offering and Redemption Price Per Share	$24.76

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Period May 15, 2018(1) through May 31, 2018 (Unaudited)

REX BKCM ETF
Investment Income:
Dividend income (net of foreign withholding tax of $42)	$1,497
Interest	3
Total Investment Income	1,500

Expenses:
Advisory fees	1,838
Total Expenses	1,838

Net investment income (loss)	(338)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on foreign currency transactions	(124)
Change in unrealized appreciation/(depreciation) on investments	(54,287)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(54,411)

Change in Net Assets Resulting From Operations	$(54,749)

(1)   Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS	May 31, 2018 (Unaudited)

REX BKCM ETF
For the Period May 15, 2018(1) through May 31, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$(338)
Net realized gain (loss) on investments and foreign currency transactions	(124)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(54,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,749)

Capital Transactions:
Proceeds from shares issued	6,245,695
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,245,695

Total Increase (Decrease) in Net Assets	6,190,946

Net Assets:
Beginning of period (initial seed amount)	25 (2)
End of period	$6,190,971

Accumulated undistributed net investment income (loss)	$(338)

Share Transactions:
Issued	250,000
Net Increase (Decrease) in Share Transactions	250,000

(1)   Commencement of operations.

(2)   Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Investment Activities						Ratios to Average Net Assets		Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)

REX BKCM ETF
For the Period May 15, 2018(6) through May 31, 2018 (Unaudited)	$24.79	$—(8)	$(0.03)	$(0.03)	$24.76	(0.12)%	(0.92)%	0.88%	(0.16)%	$6,191	0%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
(4)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.
(5)	Annualized for periods less than one year.
(6)	Commencement of operations.
(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(8)	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are of the REX BKCM ETF (the “Fund”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to Net Asset Value (“NAV”) per share.

The investment objective of the Fund is to provide total return. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 15, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of May 31, 2018 for the Fund based upon the three levels defined above:

REX BKCM ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$6,190,613	$—	$—	$6,190,613
Short‐Term Investments	896	—	—	896
Total	$6,191,509	$—	$—	$6,191,509

*     The Fund did not hold any Level 3 securities at period end.

(1)   For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as  the investment adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement  entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers (as defined below), including daily monitoring of their purchases and sales of securities and regular review of their performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.88% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

(b) Investment Sub-Advisory Agreements

The Adviser has retained BKCM Funds, LLC (“BKCM”) and Vident Investment Advisory, LLC, (“Vident”) (or the “Sub-Advisers”) to serve as the Fund’s sub-advisers.

Under a sub-advisory agreement between the Adviser and BKCM (the “BKCM Sub-Advisory Agreement”), BKCM is responsible for managing the Fund’s strategy, including investment selection and weighting of portfolio securities, subject to the supervision of the Adviser and the Board. Under the BKCM Sub-Advisory Agreement, the Adviser pays BKCM a fee, calculated daily and paid monthly, at an annual rate of 0.73% of the average daily net assets of the Fund.

Under a sub-advisory agreement between the Adviser and Vident (the “Vident Sub-Advisory Agreement”), Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board of Trustees. Under the Vident Sub-Advisory Agreement, the Adviser pays Vident a fee, calculated daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund, subject to an annual minimum fee of $25,000.

The Adviser has entered into an agreement with REX Shares, LLC and BKCM pursuant to which REX Shares, LLC and BKCM have jointly assumed the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

(c) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through May 7, 2019. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2018 were as follows:

Fund	Purchases	Sales
REX BKCM ETF	$737,067	$—

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended May 31, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
REX BKCM ETF	$5,507,832	$—	$—

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral from up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Active Management Risk: The achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. BKCM’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

ADR/GDR Risk: The Fund may invest in depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). While ADRs and GDRs are instruments separate from their underlying reference security, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cryptocurrency Risk: By virtue of the Fund’s investment in cryptocurrency-related and other blockchain technology-related companies and Bitcoin Investment Trust (“GBTC”), if any, shareholders may be exposed indirectly to the risks of cryptocurrencies. Because of the complex nature of cryptocurrencies, an investor in the Fund may face numerous material risks that may not be present in other investments. These risks include:

Bitcoin Investment Trust Risk: In addition to the risks of cryptocurrencies generally, the Fund will, through an investment in GBTC, be exposed to the risks specific to GBTC. GBTC is not registered as an investment company under the 1940 Act or regulated as a commodity pool under the Commodity Exchange Act (“CEA”). Consequently, shareholders of GBTC do not have the regulatory protections afforded to investors under either regulatory scheme. Furthermore, GBTC trades in the over-the-counter market and is not listed on any national securities exchange. As a result, an active market for GBTC’s shares may not develop or be sustained, and GBTC’s shares may have a volatile public trading price. GBTC’s shares may trade at a premium or discount to the NAV of GBTC. GBTC has traded and may continue to trade at a significant premium to its NAV, and the Fund may invest in GBTC at a price that reflects a premium to GBTC’s NAV. GBTC may or may not create new shares to meet increasing demand. For example, during the past 12 months ended May 3, 2018, GBTC experienced a premium high of 132.6%, a premium low of 13.1%, and an average premium of 64.1%. If GBTC were to cease to trade at a premium to its NAV, the value of the Fund’s investment in GBTC could decrease, even if the value of GBTC’s underlying holdings in bitcoin does not decrease. Moreover, regulators have previously concluded that GBTC’s redemption program appeared to violate Regulation M under the Securities Exchange Act, which led GBTC to suspend the redemption program for its shares. As a result, GBTC currently does not accept or honor redemption requests. If demand for GBTC declines and GBTC is not able to reinitiate its redemption program, GBTC could trade at a substantial discount to its NAV and the price of GBTC could be extremely volatile in reaction to market supply and demand, which would negatively impact the value of the Fund’s investment. In the event that GBTC were to make an in-kind distribution of cryptocurrency assets to its holders, the Fund may be unable to receive such distribution in a manner that complies with custody requirements applicable to registered investment companies. Therefore, the Fund may seek to liquidate its position in GBTC in advance of any such distribution, including at a time that may be disadvantageous for the Fund because it realizes a loss on its investment. An investment in GBTC is not expected to generate qualifying income if held directly by the Fund and generally is expected to be held indirectly by the Subsidiary, as discussed further under “Tax Risk.” In addition, the Fund’s investment in GBTC will be subject to the operating expenses associated with GBTC. If GBTC incurs expenses in U.S. dollars, GBTC would be required to sell bitcoins to pay these expenses. The sale of GBTC’s bitcoins to pay expenses in U.S. dollars at a time of low bitcoin prices could adversely affect the value of the shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Cryptocurrency Exchange Risk: A number of Cryptocurrency Exchanges have been closed due to fraud, failure or security breaches. A lack of stability in the Cryptocurrency Exchange market and the closure or temporary shutdown of Cryptocurrency Exchanges may reduce confidence in cryptocurrencies and result in greater volatility in the price of a cryptocurrency.

Intellectual Property Risk: Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their software code.

Internet and Cybersecurity Risk: The functionality of most Cryptocurrency Networks relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of a Cryptocurrency Network and adversely affect the Fund. In addition, certain features of Cryptocurrency Networks, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Maintenance Risk: Transactions on Cryptocurrency Networks are typically verified by cryptocurrency miners, which are Cryptocurrency Network participants that secure and verify cryptocurrency transactions through a peer-to-peer computer process. Miners may not have an adequate incentive to continue mining and may cease their mining operations, which may result in a reduction in the aggregate hashrate (confirmation process) of a Cryptocurrency Network. Any reduction in confidence in the confirmation process or aggregate hashrate of a Cryptocurrency Network may adversely affect the value of the cryptocurrency. A reduction in the hashrate expended by miners on a Cryptocurrency Network could increase the likelihood of a malicious actor obtaining control in excess of 50% of the aggregate hashrate active on the Cryptocurrency Network. If such a scenario were to materialize, the malicious actor, by virtue of controlling in excess of 50% of the aggregate hashrate active on the Cryptocurrency Network, could prevent new transactions from being confirmed and/or reverse transactions that were previously completed. This would likely result in the loss of confidence in the confirmation process and the given Cryptocurrency Network or cryptocurrencies generally, which could adversely affect the price of the cryptocurrency and an investment in the Fund.

New Asset and Limited Trading History Risk: Cryptocurrencies, which are a new technological innovation with a limited history, are new and highly speculative assets. There is no assurance that usage of cryptocurrencies will continue to grow. A contraction in the use of a cryptocurrency may result in increased volatility or a reduction in the price of that cryptocurrency, which could adversely affect the value of the Fund. Cryptocurrencies are recent inventions; cryptocurrencies and their trading histories thus have existed for a relatively short time, which limits a potential shareholder’s ability to evaluate an investment in the Fund.

Regulatory Risk: There exists regulatory uncertainty concerning the treatment of cryptocurrencies. To the extent that future regulatory actions or policies limit the ability to exchange cryptocurrencies or utilize them for payments, the demand for cryptocurrencies may be reduced, which could impact the price of cryptocurrencies and the value of the Fund’s investments.

Structural Risk: Frequently, a small group of individuals contribute to core decisions regarding a given cryptocurrency, including proposed software upgrades that alter the protocols and software that govern the properties of such cryptocurrency, which may adversely affect an investment in the Fund. Moreover, if less than a significant majority of the users and miners on a given Cryptocurrency Network install such software upgrade(s), the Cryptocurrency Network could “fork,” effectively splitting the Cryptocurrency Network into two competing networks, which could adversely affect the value of the Fund’s investments. The Cryptocurrency Network for bitcoin has already experienced numerous forks, including one that resulted in a new digital currency referred to as “Bitcoin Cash,” and the Cryptocurrency Network for ethereum has already experienced a fork that resulted in a new digital currency referred to as “Ethereum Classic.” The impact that the forks and new digital currencies will have on bitcoin, ethereum and cryptocurrencies generally is unclear.

Supply Risk: Frequently, a small group of early adopters of a cryptocurrency hold a significant proportion of the cryptocurrency subsequent to its creation. Sales of such cryptocurrency may impact the price of the cryptocurrency.

Usage Risk: The growth of Cryptocurrency Networks is subject to a high degree of uncertainty. There is no assurance that a given Cryptocurrency Network or cryptocurrencies as a whole, or the service providers necessary to accommodate them, will continue in existence or grow. A decline in the popularity or acceptance of cryptocurrencies could have an adverse effect on the value of the Fund’s investments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Valuation Risk: Political or economic crises may motivate large-scale sales of cryptocurrency either globally or locally. Large-scale sales of a cryptocurrency could result in movements in the price of the cryptocurrency and could negatively impact the value of the Fund’s investments. Investors should be aware that there is no assurance that a cryptocurrency will maintain its long-term value in terms of purchasing power in the future or that the acceptance of a cryptocurrency for payments by mainstream retail merchants and commercial businesses will continue to grow.

Cryptocurrency-Related and Blockchain Technology-Related Risk: The stocks in which the Fund will invest will be subject to the risks associated with cryptocurrency and blockchain technology, which is a new and relatively untested technology. The risks associated with cryptocurrency and blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of cryptocurrency and blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of cryptocurrency and blockchain technology. Because cryptocurrency and blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that cryptocurrency and blockchain technology may be subject to widespread and inconsistent regulation. Generally, cryptocurrency and blockchain technology is not a product or service that provides identifiable revenue for companies that implement or otherwise use it. Therefore, the values of the stocks in which the Fund will invest may not be a reflection of their connection to cryptocurrency and blockchain technology, but may be based on other business operations. Currently, blockchain technology is primarily used for the recording of transactions in cryptocurrency, which are extremely speculative, unregulated and volatile. Problems in cryptocurrency markets could have a wider effect on companies associated with cryptocurrency and blockchain technology. Cryptocurrency and blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the types of companies in which the Fund seeks to invest. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the companies in which the Fund seeks to invest may be subject to the risks posed by conflicting intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there may be a lack of liquid markets for such assets and a greater possibility of fraud or manipulation. Finally, blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Emerging Markets Securities Risk: Investing in emerging market countries generally is riskier than investing in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Certain non-U.S. issuers also are subject to geopolitical risk. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Japan: Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990s and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2018 (Unaudited)

Issuer Risk: Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund.

Large-Capitalization Risk: The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole.

Liquidity Risk: The Fund may invest in instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less frequently can be more difficult or costly to buy, or to sell, compared to other more liquid or active investments. A lack of liquidity could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk: Due to market conditions, the value of the Fund’s equity investments may fluctuate significantly from day to day. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole, and may cause the value of your investment in the Fund to decrease.

New Fund Risk: The Fund is new, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

New Sub-Adviser Risk: The investment sub-adviser has not previously managed a mutual fund and may not achieve the intended result in managing the Fund.

Non-Diversification Risk: The Fund is non-diversified and will invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Sector Risk: The Fund is subject to the sector risks described below. The Adviser and Sub-Advisers expect the Fund’s exposure to particular sectors to vary over time as cryptocurrency and blockchain technologies mature and are deployed to a greater extent by companies outside of the Financials and Information Technology sectors.

Financials Sector Risk: The Fund’s investments are exposed to issuers conducting business in the Financials sector. The Financials sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials sector.

Information Technology Sector Risk: The securities of, or financial instruments tied to the performance of, issuers in the Information Technology sector that the Fund purchases may underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology sector (“Information Technology Companies”), the Fund is subject to the risk of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, among other factors.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2018 (Unaudited)

Software & Services Industry Concentration Risk: The Fund is subject to the risks faced by companies in the Software & Services industry, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The Software & Services industry may also be affected by risks that affect the broader Information Technology sector.

Subsidiary Risk: The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies.

Tax Risk: The Fund must meet certain requirements regarding the source of its income and the diversification of its assets, among other requirements, to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Certain of the Fund’s investments may not generate qualifying income if made directly by the Fund. For example, to the extent the Fund gains exposure to GBTC, such investment will likely be through the Subsidiary in a manner such that the Fund can qualify as a RIC under Subchapter M of the Code. Failure to comply with the requirements to qualify as a RIC would have significant negative tax consequences to Fund shareholders, including the imposition of a higher tax rate on the Fund and taxes on its distributions to shareholders, which would ultimately affect a shareholder’s return on its investment in the Fund.

Trading Risk: Shares of the Fund may trade on the Exchange above or below their net asset value (“NAV”). The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Note 7 – Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
REX BKCM ETF	$6,245,796	$139,685	$(193,972)	$(54,287)

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2018 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/15/18(a)	5/31/18		5/15/18(a)–5/31/18
REX BKCM ETF	$ 1,000.00	$ 998.80	0.88%	$ 0.41
Hypothetical (5% annual return before expenses)**	12/1/17	5/31/18		12/1/17–5/31/18
REX BKCM ETF	$ 1,000.00	$ 1,020.54	0.88%	$ 4.43

(a)  Commencement of operations.

*    Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 17 divided by 365 (to reflect the since inception period).

**   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	May 31, 2018 (Unaudited)

Board of Trustees Approval of the Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on March 27, 2018, the Board considered and approved the following agreements (collectively, the “Agreements”) with respect to REX BKCM ETF (the “Fund”):

•    An Advisory Agreement between the Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Fund; and

•    An Investment Sub-Advisory Agreement between the Adviser and BKCM Funds, LLC (“BKCM”) with respect to the Fund; and

•    A Trading Sub-Advisory Agreement between the Adviser and Vident Investment Advisory, LLC (“Vident”  and together with BKCM, the “Sub-Advisers”) with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Advisers, and at the Meeting, representatives from the Adviser and the Sub-Advisers presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Adviser and Sub-Advisers, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including a memorandum detailing the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Adviser and Sub-Advisers, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Advisers.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent and quality of the services to be provided by ETC, BKCM and Vident in their respective roles; (ii) ETC, BKCM and Vident’s expected cost and profits realized from providing such services, including any fall-out benefits expected to be enjoyed by ETC, BKCM, Vident, or their affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

In considering the nature, extent and quality of the services to be provided to the Fund, the Board considered ETC’s, BKCM’s and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that: ETC’s responsibilities would include overseeing the activities of BKCM and Vident and monitoring compliance with various Fund policies and procedures and with applicable securities regulations; BKCM’s responsibilities would include determining from time to time what assets will be purchased, retained or sold by the Fund, and what portion of the assets will be invested or held uninvested in cash; and Vident’s responsibilities would include trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions. It was further noted that BKCM’s and Vident’s services would be subject in each instance to the supervision of ETC and that the services provided by ETC, BKCM and Vident would be subject to the oversight of the Board. The Board considered the qualifications, experience and responsibilities of ETC’s, BKCM’s and Vident’s respective investment personnel, the quality of ETC’s, BKCM’s and Vident’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC, BKCM and Vident each have appropriate compliance policies and procedures in place. The Board noted that it had reviewed ETC’s adviser registration form on Form ADV as well as ETC’s and BKCM’s responses to a detailed series of questions, which included a description of ETC’s and BKCM’s operations, service offerings, personnel (including, with respect to BKCM, information about the background and experience of the portfolio manager who would be primarily responsible for

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	May 31, 2018 (Unaudited)

the day-to-day management of the Fund), compliance program, risk management program, and financial condition. The Board further noted that it had previously reviewed Vident’s adviser registration form on Form ADV and its responses to a detailed series of questions, which included a description of Vident’s operations, service offerings, personnel (including information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the Fund), compliance program, risk management program, and financial condition, and the Board took into consideration a confirmation from Vident that there had been no material changes to such information since it was last presented to the Board. The Board considered ETC’s and Vident’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC and Vident outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

Because the Fund is new and has not commenced operations, the Board had no historical performance to consider.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC, BKCM and Vident for their services to the Fund under the Agreements. The Board noted that although the Fund’s advisory fee was within the range of advisory fees paid by other peer funds, it was toward the higher end. The Board took into consideration that the Fund’s advisory fee would be structured as a “unitary fee,” meaning that the Fund would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees payable to BKCM and Vident would be paid out of the advisory fees. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fees and resources. The Board further noted that pursuant to the terms of the Investment Sub-Advisory Agreement, BKCM would assume ETC’s obligation to compensate the Trust’s service providers and pay the Fund’s other expenses, which payments would be made from BKCM’s own fee and resources. The Board also noted that Vident’s sub-advisory fee was consistent with and within an acceptable range of sub-advisory fees received by Vident for its services as sub-adviser to other funds as well as comparable sub-advisers for similar services. The Board further noted that Vident’s sub-advisory fee has a basis point fee component based on assets under management and a minimum annual fee component. The Board considered that the sub-advisory fees will be paid by ETC, not the Fund, and that the fees were a product of an arm’s length negotiation between ETC, BKCM and Vident. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to ETC given the work to be performed by each firm. The Board considered the costs and expenses to be incurred by ETC, BKCM and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by ETC, BKCM and Vident from their relationship with the Fund, and reviewed profitability analyses from ETC, BKCM and Vident with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services to be rendered. The Board also considered the expected costs of, and anticipated profits from, the advisory services to the Fund, and the potential for economies of scale the Fund’s assets grow. The Board noted that such economies would, to some degree, be shared with the Fund’s shareholders through the unitary fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including all of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Fund. The Board, including all of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of the Fund and its shareholders.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

BKCM Funds, LLC
300 Park Avenue
New York, NY 10022

Trading Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.rexshares.com/BKC/ or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.rexshares.com/BKC/.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	July 26, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 26, 2018